UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $99,527


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc              Com       00209A106   17,532   1,186,200 Sh        Defined      01,03   1,186,200   0    0
American Medical Security Group Inc     Com       02744P101    2,511      78,500 Sh        Defined      01,03      78,500   0    0
Comcast Corp New                     Cl A Spl     20030N200    7,589     271,817 Sh        Defined      01,03     271,817   0    0
Cox Communications Inc                 Cl A       224044107    4,890     147,600 Sh        Defined      01,03     147,600   0    0
Enzon Pharmaceuticals Inc               Com       293904108   13,305     834,189 Sh        Defined      01,03     834,189   0    0
ILEX Oncology Inc                       Com       451923106    2,275      90,400 Sh        Defined      01,03      90,400   0    0
Inveresk Research Group Inc             Com       461238107    8,299     224,950 Sh        Defined      01,03     224,950   0    0
Invision Technologies Inc               Com       461851107    4,227      93,951 Sh        Defined      01,03      93,951   0    0
Mandalay Resort Group                   Com       562567107    4,435      64,600 Sh        Defined      01,03      64,600   0    0
Southtrust Corp                         Com       844730101   16,721     401,368 Sh        Defined      01,03     401,368   0    0
Titan Corp                              Com       888266103   15,536   1,112,100 Sh        Defined      01,03   1,112,100   0    0
Wellpoint Health Networks Inc           Com       94973H108    2,207      21,000 Sh        Defined      01,03      21,000   0    0